Property, plant and equipment - Changes on Actual and Expected Depreciation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2027	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Property, plant and equipment [line items]
Increase / (decrease) in depreciation expenses				$ 11,568
Forecast
Property, plant and equipment [line items]
Increase / (decrease) in depreciation expenses	$ (8,818)	$ (21,037)	$ 1,712